Financial Instruments (Schedule of Fair Values of Other Financial Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities:
Total fair value of other financial liabilities	€ 356,194	€ 280,893
Level 1 [Member]
Non-current liabilities:
Debentures	140,293	84,814
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	140,293	84,814
Level 2 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	223,287	209,005
Total fair value of other financial liabilities	223,287	209,005
Level 3 [Member]
Non-current liabilities:
Debentures	0	0
Loans from banks and others (including current maturities)	0	0
Total fair value of other financial liabilities	0	0
Carrying Value [Member]
Non-current liabilities:
Debentures	137,299	82,724
Loans from banks and others (including current maturities)	218,895	198,169
Total fair value of other financial liabilities	€ 356,194	€ 280,893
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel